CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income	$ 50,029	$ 38,020	$ 98,505	$ 74,264
Other comprehensive income (loss):
Foreign currency translation adjustment, net of income tax expense (recovery) of $275 and $210 for the three and six month periods ended July 31, 2026 (($17) and ($83) for the same periods in fiscal 2026)	(9,233)	668	(12,080)	29,922
Total other comprehensive income (loss)	(9,233)	668	(12,080)	29,922
COMPREHENSIVE INCOME	$ 40,796	$ 38,688	$ 86,425	$ 104,186